Unsecured senior notes- Maturity schedule (Details) - Unsecured senior notes ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)
Future principal payments
Within 1 year	¥ 9,845
Between 2 to 3 years	4,594
Between 3 to 4 years	14,768
Thereafter	78,761
Total principal amount	107,968		¥ 81,166
Level 2
Unsecured senior notes
Fair value	¥ 111,419	$ 16,976	¥ 90,206	$ 12,725